Intangible assets, net - Weighted average amortization periods of intangible assets (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Total weighted average amortization periods	10 years	10 years
Technology
Intangible assets, net
Total weighted average amortization periods	5 years
Land use rights
Intangible assets, net
Total weighted average amortization periods	29 years	30 years
Audio-visual license
Intangible assets, net
Total weighted average amortization periods	9 years	9 years
Acquired computer software
Intangible assets, net
Total weighted average amortization periods	5 years	5 years
Others
Intangible assets, net
Total weighted average amortization periods	3 years